Supplement dated August 22, 2014
to the Prospectus of the following fund:
Fund	Prospectus
Columbia Funds Series Trust
Columbia Marsico Global Fund	6/25/2014
Effective August 22, 2014, the list of portfolio managers under the caption “Fund Management" in the "Summary of the Fund" section of the prospectus is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Marsico	Chief Investment Officer and Portfolio Manager of Marsico	Manager	2008
Effective August 22, 2014, the list of portfolio managers under the caption “Primary Service Providers - Portfolio Managers" in the "More Information About the Fund" section of the prospectus is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Marsico	Chief Investment Officer and Portfolio Manager of Marsico	Manager	2008
Mr. Marsico is the Chief Investment Officer of Marsico and has over 30 years of experience as a securities analyst and a portfolio manager.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP187_02_D01_(08/14)